Reserves - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Final dividend proposed after the end of the reporting year, per share	¥ 0.05	¥ 0.05
Total dividend proposed by directors	¥ 613	¥ 613
Appropriations to reserves	0	0	¥ 0
Other reserve [member]
Disclosure of reserves within equity [line items]
Appropriations to reserves	181	221
Increase in other reserve	44	4
Decrease in other reserve	¥ 10	¥ 0